TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION [Abstract]
TAXATION
19.	TAXATION

Enterprise income tax

Cayman Islands

The Company is a company incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries and its consolidated VIEs. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Singapore

Subsidiaries incorporated in Singapore are subject to the Singapore Corporate Tax rate of 17% for the years ended December 31, 2018, 2019 and 2020. Garena Online was granted an additional five-year Development and Expansion Incentive (“DEI”) by the Singapore Economic Development Board (the “EDB”) commencing from January 1, 2017, which grants a concessionary tax rate of 10% on qualifying income, subject to certain terms and conditions imposed by the EDB.

Others

Subsidiaries incorporated in other countries are subject to the respective statutory corporate income tax rates of the countries where they are resident.

Domestic statutory corporate income tax rate in Indonesia was reduced from 25% to 22% with effect from the financial year 2020 and will be further reduced to 20% for the financial year 2022 and onwards.

In March 2021, the Philippines reduced its corporate income tax rate from 30% to 25%, effective retroactively from July 1, 2020.

Income tax expense comprises:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Current income tax	7,949	56,296	117,649
Deferred tax	(19,797)	(4,333)	(27,451)
Withholding tax expense	15,936	33,901	51,442
	4,088	85,864	141,640

The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Loss before income tax and share of results of equity investees	(953,880)	(1,368,619)	(1,483,238)

Tax expense computed at tax rate of 17%	(162,160)	(232,665)	(252,150)
Changes in valuation allowance	197,257	265,776	403,329
Non-deductible expenses	1,797	4,207	9,554
Effect of concessionary tax rate and tax reliefs	(6,139)	(42,404)	(82,951)
Withholding tax expense	15,936	33,901	51,442
Foreign earnings at different tax rates	(38,099)	60,721	15,103
Others	(4,504)	(3,672)	(2,687)
	4,088	85,864	141,640

Deferred tax

The significant components of deferred taxes are as follows:

	December 31,
	2019 $	2020 $
Deferred tax assets:
Property and equipment	4,380	2,904
Advances from customers	507	401
Deferred revenue	93,956	141,356
Unutilized tax losses and unused capital allowances	586,944	960,998
Provision and accrued expenses	12,955	21,170
Others	3,967	9,082
Valuation allowance	(619,272)	(1,016,676)
Total deferred tax assets	83,437	119,235

Deferred tax liabilities:
Property and equipment	(1,002)	(2,001)
Intangible assets	(2,577)	(433)
Deferred channel costs	(9,448)	(13,750)
Others	(1,045)	(4,673)
Total deferred tax liabilities	(14,072)	(20,857)
Net deferred tax assets	69,365	98,378

The use of these tax losses and capital allowances is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislation of the jurisdiction in which the entity operates. These tax losses have no expiry date except tax losses approximating to $1,131,293, $1,773,877 and $1,671,044 as of December 31, 2018, 2019 and 2020, respectively. The tax losses of $1,671,044 as of December 31, 2020 will expire from 2021 to 2031.

The utilization of deferred tax assets recognized by the Group is dependent upon future taxable income in excess of income arising from the reversal of existing taxable temporary differences.

As of December 31, 2020, no deferred tax liability has been recognised on the undistributed earnings of its foreign subsidiaries as the Company either intends to permanently reinvest the undistributed earnings to fund its future operations or no withholding tax is imposed on the remittance of undistributed earnings in certain jurisdiction.